Leases - Weighted-average remaining lease term and discount rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted-average remaining lease term
Land use rights	49 years	47 years
Operating leases	7 years	8 years
Weighted-average discount rate
Operating leases	5.80%	5.80%